Employee Benefits	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Employee benefits

18. Employee benefits

	December 31, 2019	December 31, 2018	December 31, 2017
Salaries	1,832,382	2,542,952	3,761,171
Pension costs	130,792	108,978	378,588
Other social benefits	217,448	188,138	277,468
Share based payments costs	226,601	27,730	354,851
Recruitment costs	—	—	125,731
Other personnel expenditures	(22,973)	(130,895)	(26,439)
Total employee benefits	2,384,250	2,736,903	4,871,370

Benefit plans

The Company participates in a retirement plan (the "Plan") organized as an independent collective foundation, that covers all of its employees in Switzerland, including management. The collective foundation is governed by a foundation board. The board is made up of an equal number of employee and employer representatives of the affiliated companies. The Company has no direct influence on the investment strategy of the collective foundation. Moreover, certain elements of the employee benefits are defined in the same way for all affiliated companies. This is mainly related to the annuity factors at retirement and to interest allocated on retirement savings. The employer itself cannot determine the benefits or how they are financed directly. The foundation board of the collective foundation is responsible for the determination of the investment strategy, for making changes to the pension fund regulations and in particular, also for defining the financing of the pension benefits.

The old age benefits are based on retirement savings for each employee, coupled with annual retirement credits and interest (there is no possibility to credit negative interest). At retirement age, the insured members can choose whether to take a pension for life, which includes a spouse's pension, or a lump sum. In addition to retirement benefits, the plan benefits also include disability and death benefits. Insured members may also buy into the scheme to improve their pension provision up to the maximum amount permitted under the rules of the plan and may withdraw funds early for the purchase of a residential property for their own use subject to limitations under Swiss law. On leaving the Company, retirement savings are transferred to the pension institution of the new employer or to a vested benefits institution. This type of benefit may result in pension payments varying considerably between individual years. In defining the benefits, the minimum requirements of the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG) and its implementing provisions must be observed. The BVG defines the minimum pensionable salary and the minimum retirement credits. In Switzerland, the minimum interest rate applicable to these minimum retirement savings is set by the Swiss Federal Council at least once every two years. The rate was 1.00% in 2017, 1.00% in 2018 and 1.00% in 2019.

The assets are invested by the collective foundation in a diversified portfolio that respects the requirements of the Swiss BVG. Under the Plan, both the Company and the employee share the costs equally. The structure of the plan and the legal provisions of the BVG mean that the employer is exposed to actuarial risks. The main risks are investment risk, interest risk, disability risk and the risk of longevity. Through the affiliation to a collective foundation, the Company has minimized these risks, since they are shared between a much greater number of participants.

The following tables present information about the net defined benefit liability and its components:

Change in defined benefit obligation

	2019	2018
Defined benefit obligation at January 1	3,085,625	7,999,617
Service costs	138,580	90,162
Plan participants' contribution	107,618	144,287
Interest cost	27,335	50,845
Actuarial losses	145,385	(1,911,382)
Transfer-out amounts	(445,457)	(3,367,834)
Transfer-in amounts of new employees	28,861	79,930
Defined benefit obligation at December 31	3,087,947	3,085,625

The defined benefit obligation includes only liabilities for active employees. The weighted average modified duration of the defined benefit obligation at December 31, 2019 is 22.6 years (2018: 21.8 years).

Change in fair value of plan assets

	2019	2018
Fair value of plan assets at January 1	2,437,338	6,036,647
Interest income	22,198	36,304
Return on plan assets excluding interest income	73,375	(634,190)
Employer contributions	107,618	146,245
Plan participants' contributions	107,618	146,245
Transfer-out amounts	(445,457)	(3,367,834)
Transfer-in amounts of new employees	28,861	79,930
Administration expense	(4,051)	(6,009)
Fair value of plan assets at December 31	2,327,500	2,437,338

Net defined benefit liability recognized in the statement of financial position

	December 31, 2019	December 31, 2018
Present value of funded defined benefit obligation	3,087,947	3,085,625
Fair value of plan assets	(2,327,500)	(2,437,338)
Net defined benefit liability	760,447	648,287

Defined Benefit Cost

	2019	2018	2017
Service cost	138,580	90,162	348,172
Net interest expense	5,137	14,541	12,994
Administration expense	4,051	6,009	17,422
Total defined costs for the year recognized in profit or loss	147,768	110,712	378,588

Remeasurement of the Defined Benefit Liability

	2019	2018	2017
Actuarial loss (gain) arising from changes in financial assumptions	360,541	(119,117)	(150,552)
Actuarial loss arising from experience adjustments	(215,156)	(1,792,265)	211,331
Actuarial gain arising from demographic assumptions	—	—	—
Return on plan assets excluding interest income	(73,375)	634,190	(332,759)
Total defined benefit cost for the year recognized in the other comprehensive loss	72,010	(1,277,192)	(271,980)

Assumptions

At December 31	2019	2018	2017
Discount rate	0.30%	0.95%	0.80%
Future salary increase	1.10%	1.10%	1.10%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2015G	BVG2015G	BVG2015G

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

December 31,	2019	2018
Change in assumption	0.25% increase	0.25% increase
Discount rate	(148,884)	(138,606)
Salary increase	14,395	13,121
Pension indexation	74,976	65,943
Change in assumption	+ 1 year	+ 1 year
Life expectancy	73,484	60,369